Borrowings - Additional Information - Optional Redemption to Revolving Facility Agreement (Detail) - EUR (€)							1 Months Ended	12 Months Ended
	Jul. 01, 2018	Feb. 20, 2018	Jul. 28, 2017	Mar. 09, 2017	Jul. 15, 2016	Jul. 03, 2013	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 14, 2016	Dec. 31, 2015	Apr. 29, 2014
Disclosure of detailed information about borrowings [line items]
Redemption period					12-month
Borrowings redemption amount					€ 100,000
Borrowings redemption multiple amount					€ 1,000
Redemption option to senior secured notes holders								€ 100,000
Redemption option to senior secured notes holders in integral multiples								€ 1,000
Purchase price in cash equal								101.00%
Borrowings								€ 832,812,000	€ 735,457,000		€ 555,763,000
Initial Maturity				12 months
Extension in maturity date				Six-month
Revolving credit facility interest rate				EURIBOR (subject to a zero percent floor) plus a margin of 2.25% per annum
Senior secured revolving facility			€ 100,000,000
Senior secured revolving facility, extended maturity date			Dec. 31, 2018
2017 Senior Secured Revolving Facility [member]
Disclosure of detailed information about borrowings [line items]
Initial Maturity				12 months
Extension in maturity date				Six-month
Revolving credit facility interest rate				EURIBOR (subject to a zero percent floor) plus a margin of 2.25% per annum
Senior secured revolving facility			€ 100,000,000
Senior secured revolving facility, extended maturity date			Dec. 31, 2018
Senior secured notes 6.00% due 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings						€ 325,000,000		€ 325,000,000		€ 475,000,000		€ 325,000,000
Revolving facility agreement [member]
Disclosure of detailed information about borrowings [line items]
Consolidated fixed charge ratio								4.92%
Consolidated senior leverage ratio								3.60%
Revolving facility agreement [member] | Floor rate [member]
Disclosure of detailed information about borrowings [line items]
Consolidated fixed charge ratio								2.00%
Voting shares [member]
Disclosure of detailed information about borrowings [line items]
Ownership percentage of voting stock of company, change of control threshold								50.00%
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Redemption maturity period					Ten days
Bottom of range [member] | Senior secured notes 6.00% due 2020 [member]
Disclosure of detailed information about borrowings [line items]
Consolidated fixed charge ratio								2.00%
Bottom of range [member] | Revolving facility agreement [member]
Disclosure of detailed information about borrowings [line items]
Financial covenant leverage ratio							4.00%
Bottom of range [member] | Events after reporting period [Member]
Disclosure of detailed information about borrowings [line items]
Guarantor coverage percentage of adjusted EBITDA		80.00%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Redemption maturity period					60 days
Revolving credit facility interest rate				EURIBOR plus a margin of 3.25% per annum
Top of range [member] | 2017 Senior Secured Revolving Facility [member]
Disclosure of detailed information about borrowings [line items]
Revolving credit facility interest rate				EURIBOR (subject to a zero percent floor) plus a margin of 3.25% per annum
Top of range [member] | Senior secured notes 6.00% due 2020 [member]
Disclosure of detailed information about borrowings [line items]
Consolidated fixed charge ratio						2.00%
Top of range [member] | Revolving facility agreement [member]
Disclosure of detailed information about borrowings [line items]
Consolidated senior leverage ratio								4.00%
Financial covenant leverage ratio							4.75%	4.75%
Top of range [member] | Revolving facility agreement [member] | Scenario, Forecast [Member]
Disclosure of detailed information about borrowings [line items]
Financial covenant leverage ratio	4.00%
Top of range [member] | Events after reporting period [Member]
Disclosure of detailed information about borrowings [line items]
Guarantor coverage percentage of adjusted EBITDA		85.00%